OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about other current liabilities [Line Items]
Provision for environmental rehabilitation (note 27b)	$ 181	$ 226
Deposit on Pueblo Viejo gold and silver streaming agreement	36	40
Share-based payments (note 34)	192	54
Current derivative financial liabilities	89	0
Pueblo Viejo JV partner shareholder loan (note 29)	52	60
Other	166	80
Other current liabilities (note 24)	$ 716	$ 460